Chapter 11 Proceedings and Emergence	5 Months Ended
Jan. 31, 2021
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Chapter 11 Proceedings and Emergence

(3)Chapter 11 Proceedings and Emergence

Plan of Reorganization

As mentioned in Note 1, on August 6, 2020, the Bankruptcy Court entered an order confirming the Plan of Reorganization and on August 27, 2020, the Debtors emerged from Chapter 11. On or following the Effective Date, pursuant to the Plan of Reorganization, the following occurred:

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Transfer of Ownership — Upon emergence, the Ordinary Shares of Pointwell as of the Effective Date were cancelled and the ownership interest in Pointwell, which had been a direct wholly owned subsidiary of Evergreen Skills Lux S.à.r.l. with an ultimate holding company of Evergreen Skills Top Holding Lux, was transferred to the Successor Company Luxembourg whose shareholders were lenders who had a secured interest in Skillsoft and its affiliates prior to the Petition Date.

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Loans and Interest due to the Predecessor parent company — All of the Predecessor ‘s outstanding obligations due to its parent company were cancelled or transferred to other legal entities affiliated with prior ownership.

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DIP Facility Claims — All claims related to the DIP Facility were discharged and the DIP Facility Lenders received, in full and final satisfaction of such claims, on a dollar for dollar basis, First Out Term Loans.

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First Lien Debt Claims — All claims related to the Predecessor first lien obligation were discharged, and the holders of claims with respect to the Predecessor first lien obligations received, in full and final satisfaction of such claims, its pro rata share of:

•	Second Out Term Loans; and
•	3,840,000 Class A ordinary shares of the Successor Company.
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Second Lien Debt Claims — All claims related to the Predecessor second lien obligations were discharged, and the holders of claims with respect to the Predecessor second lien obligations received, in full and final satisfaction of such claims:

•	160,000 Class B ordinary shares of the Successor Company; and
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Warrants to purchase common shares of the Successor Company, including (i) tranche A warrants to purchase 235,294 ordinary shares of the Successor Company at a price of $262.34 per share and (ii) tranche B warrants to purchase 470,588 ordinary shares of the Successor Company at a price of $274.84, in each case pursuant to warrant agreement, dated as of August 27, 2020, between the Successor Company and American Trust Company, as warrant agent.

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Exit Credit Facility — The Exit Credit Facility bears interest at a rate equal to LIBOR plus 7.50% per annum, with a LIBOR floor of 1.00%. The First Out Term Loan is due in December 2024 and the Second Out Term Loan is due April 2025.

Accounts Receivable Facility

On August 27, 2020, the Company amended its accounts receivable facility. In connection with the amendment, additional capacity under the previous accounts receivable facility which had been extended by the private equity sponsor of the Company’s prior owner was eliminated, which reduced the maximum capacity of the facility from $90 million to $75 million. The maturity date for the remaining $75 million facility was extended to the earlier of (i) December 2024 or (ii) 90 days prior to the maturity of any corporate debt.